RELATED PARTIES (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands			1 Months Ended				2 Months Ended		12 Months Ended
	May 04, 2021 ILS (₪)	May 04, 2021 USD ($)	Mar. 28, 2022 Options	Apr. 30, 2021 USD ($)	Nov. 30, 2016 ILS (₪)	Nov. 30, 2016 USD ($)	Mar. 10, 2021 ILS (₪)	Mar. 10, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Compensation									$ 36,520,000		$ 32,402,000	$ 24,141,000
Reuven Amar
Disclosure of transactions between related parties [line items]
Total expenses of related parties									$ 177,000		$ 206,000	$ 193,000
Number of options to purchase ordinary shares | shares									2,500		2,500	2,500
Exercise price per share of ordinary shares | (per share)									$ 18.83	₪ 65.7		$ 6.7
Oded Frenkel
Disclosure of transactions between related parties [line items]
Total expenses of related parties									$ 212,000		$ 236,000	$ 259,000
Number of options to purchase ordinary shares | shares									2,500		2,500	2,500
Exercise price per share of ordinary shares | (per share)									$ 18.83	₪ 65.7		$ 6.7
Shai Ben Avi
Disclosure of transactions between related parties [line items]
Total expenses of related parties									$ 356,000		$ 375,000	$ 382,000
Mr. Yair Nechmad
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee	₪ 140	$ 43,000			₪ 50	$ 14,500	₪ 50	$ 15,000
Monthly cost							150	46,000
Payment for each of 12 months during the year to related parties													₪ 147	$ 40,000
Mr. David Ben Avi
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee	₪ 140	$ 43,000			₪ 50	$ 14,500	50	15,000
Monthly cost							₪ 150	$ 46,000
Payment for each of 12 months during the year to related parties													147	40,000
Mr. Amir Nechmad
Disclosure of transactions between related parties [line items]
Payment for each of 12 months during the year to related parties										₪ 28,000	28,000	$ 96,000		22,000
Annual interest				6.00%								6.00%
Aggregate amount of related parties												$ 7,600,000
Company credit line value				$ 2,000,000											$ 1,300,000
Director
Disclosure of transactions between related parties [line items]
Insurance policy covering risk													₪ 67,000	$ 20,000,000
Insurance policy claim									5,000,000
Mr Arnon Nechmad
Disclosure of transactions between related parties [line items]
Total expenses of related parties									81,000		83,000	42,000
Mrs. Tal Tenenboim
Disclosure of transactions between related parties [line items]
Compensation									$ 55,000		$ 26,000	$ 22,000
Number of share options granted | Options			500